Nature of Business	9 Months Ended
Sep. 30, 2012
Nature of Business [Abstract]
Nature of Business

1. Nature of Business

Organization and business

Proto Labs, Inc. and its subsidiaries (Proto Labs, the Company, we, us, or our) is an online and technology-enabled manufacturer of quick-turn computer numerical control (CNC) machined and injection molded custom parts for prototyping and short-run production. The Company’s customers are product developers worldwide who require a faster and less expensive way to obtain low volumes of parts. The Company’s proprietary technology eliminates most of the time-consuming and expensive skilled labor conventionally required to quote and manufacture parts in low volumes, and its customers conduct nearly all of their business with the Company over the Internet. The Company targets its services to the millions of product developers who use three-dimensional (3D) computer-aided design (CAD) software to design products across a diverse range of end-markets. The Company has established operations in the United States, Europe and Japan, which the Company believes, are three of the largest geographic markets where these product developers are located. The Company’s primary manufacturing services currently include Firstcut, which is a CNC machining service, and Protomold, which is a plastic injection molding service. Proto Labs, Inc. is located in Maple Plain, Minnesota. The Company’s subsidiaries, Proto Labs Limited and Proto Labs G.K. are located in Telford, United Kingdom and Yamato-Shi, Kanagawa, Japan, respectively.